OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

20. OTHER CURRENT LIABILITIES

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Prepayment from Apex Ease Limited	130,684	—
Prepayment from Huangpu Investment Holding Limited	32,671	—
	163,355	—

Apex Ease Limited, a Series G‑Plus preferred shareholder incorporated in British Virgin Islands, subscribed the Company’s preferred share capital of US$20 million in December 2017. The Group received a prepayment of US$20 million (equivalent to RMB130.7 million) in December 2017 from Apex Ease Limited as prepayment for this investment. The investment subsequently closed in January 2018 according to the Series G‑Plus share subscription agreement.

Huangpu Investment Holding Limited, a Series G‑Plus preferred shareholder incorporated in British Virgin Islands, subscribed the Company’s preferred share capital of US$5 million in December 2017. The Group received a prepayment of US$5 million (equivalent to RMB 32.7 million) in December 2017 from Huangpu Investment Holding Limited as prepayment for this investment. The investment had been closed in January 2018 according to the Series G‑Plus share subscription agreement.